POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED AUGUST 3, 2015 TO THE

PROSPECTUS DATED FEBRUARY 27, 2015 OF:

PowerShares DWA Developed Markets Momentum Portfolio	PowerShares S&P 500® High Beta Portfolio
PowerShares DWA Emerging Markets Momentum Portfolio	PowerShares S&P 500® High Dividend Portfolio
PowerShares DWA SmallCap Momentum Portfolio	PowerShares S&P 500® Low Volatility Portfolio
PowerShares Emerging Markets Infrastructure Portfolio	PowerShares S&P Emerging Markets High Beta Portfolio
PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio	PowerShares S&P Emerging Markets Low Volatility Portfolio
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	PowerShares S&P International Developed High Beta Portfolio
PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	PowerShares S&P International Developed High Quality Portfolio
PowerShares FTSE RAFI Emerging Markets Portfolio	PowerShares S&P International Developed Low Volatility Portfolio
PowerShares Global Agriculture Portfolio	PowerShares S&P MidCap Low Volatility Portfolio
PowerShares Global Clean Energy Portfolio	PowerShares S&P SmallCap Consumer Discretionary Portfolio
PowerShares Global Gold and Precious Metals Portfolio	PowerShares S&P SmallCap Consumer Staples Portfolio
PowerShares Global Water Portfolio	PowerShares S&P SmallCap Energy Portfolio
PowerShares International BuyBack AchieversTM Portfolio	PowerShares S&P SmallCap Financials Portfolio
PowerShares KBW Bank Portfolio	PowerShares S&P SmallCap Health Care Portfolio
PowerShares KBW Capital Markets Portfolio	PowerShares S&P SmallCap Industrials Portfolio
PowerShares KBW High Dividend Yield Financial Portfolio	PowerShares S&P SmallCap Information Technology Portfolio
PowerShares KBW Insurance Portfolio	PowerShares S&P SmallCap Low Volatility Portfolio
PowerShares KBW Premium Yield Equity REIT Portfolio	PowerShares S&P SmallCap Materials Portfolio
PowerShares KBW Property & Casualty Insurance Portfolio	PowerShares S&P SmallCap Utilities Portfolio
PowerShares KBW Regional Banking Portfolio

Effective immediately, on page 162, the section titled “Additional Information About the Funds’ Strategies and Risks—Non-Principal Investment Strategies—Securities Lending” is deleted and replaced with the following:

Securities Lending

Each of PowerShares DWA SmallCap Momentum Portfolio, PowerShares Emerging Markets Infrastructure Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio, PowerShares Global Agriculture Portfolio, PowerShares Global Clean Energy Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares Global Water Portfolio, PowerShares S&P International Developed Low Volatility Portfolio, PowerShares S&P SmallCap Consumer Discretionary Portfolio, PowerShares S&P SmallCap Energy Portfolio, PowerShares S&P SmallCap Financials Portfolio, PowerShares S&P SmallCap Health Care Portfolio, PowerShares S&P SmallCap Industrials Portfolio, PowerShares S&P SmallCap Information Technology Portfolio, PowerShares S&P SmallCap Low Volatility Portfolio, PowerShares S&P SmallCap Materials Portfolio and PowerShares S&P SmallCap Utilities Portfolio may lend its portfolio securities to brokers, dealers and other financial institutions. In connection with such loans, each such Fund receives liquid collateral equal to at least 102% (105% for international securities) of the value of the loaned portfolio securities. This collateral is marked-to-market on a daily basis.

Effective immediately, beginning on page 162, the section titled “Additional Information About the Funds’ Strategies and Risks—Additional Risks of Investing in the Funds—Securities Lending Risk” is deleted and replaced with the following:

Securities Lending Risk

Securities lending involves a risk of loss because the borrower may fail to return the securities in a timely manner or at all. If a fund that lent its securities were unable to recover the securities loaned, it may sell the collateral and purchase a replacement security in the market. Lending securities entails a risk of loss to a Fund if and to the extent that the market value of the loaned securities increases and the collateral is not increased accordingly.

Any cash received as collateral for loaned securities will be invested in an affiliated money market fund. This investment is subject to market appreciation or depreciation and a Fund will bear any loss on the investment of its cash collateral.

Please Retain This Supplement For Future Reference.

P-PS-PRO-EQI-SUP-5 080315